UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                14

Form 13F Information Table Value Total:           123,857

List of Other Included Managers:                     None







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

                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
ATLAS ENERGY LP               COM               04930A104       30,782      1,266,750                     1,225,000       41,750

BEAR CREEK MINING CORP        COM               07380N104       15,810      4,557,245                     4,192,000      365,245

CHESAPEAKE ENERGY OKLA        COM               165167107          686                                                    30,755
                                                                               30,755
COEUR D'ALENE MINES CORP      COM               192108504       48,212      1,997,185                     1,881,800      115,385

CONSOL ENERGY INC    COM      COM               20854P109        1,076                                                    29,320
                                                                               29,320
ESCO TECHNOLOGIES INC         COM               296315104          583                                                    20,260
                                                                               20,260
EXCO RES INC                  COM               269279402          718                                                    68,690
                                                                               68,690
EZCORP INC NON VTG CL A       COM               302301106          501                                                    19,000
                                                                               19,000
HECLA MINING CO               COM               422704106       11,116      2,125,500                     2,125,500

NEW GOLD INC CDA              COM               644535106        1,538                                                   152,570
                                                                              152,570
PAN AMERN SILVER CORP         COM               697900108        1,005                                                    46,095
                                                                               46,095
PRIMERO MINING CORP           COM               74164W106        9,650      3,027,415                     2,590,800      436,615

SILVER BULL RESOURCES INC     COM               827458100        1,074      2,000,000                     2,000,000

ULTRA PETROLEUM CORP          COM               903914109        1,105         37,285                                     37,285